Significant accounting policies (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2021 $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2021 $ / $
Significant accounting policies
Net current liability position	$ 5,417		$ 3,127
Profit (loss) for the year	5,102	$ 13,539	(5,359)	$ 166,495			$ (29,137)
Net cash generated by operating activities	$ 30,628	$ 31,448	$ 54,547	$ 87,819			$ 43,971
Ownership interest in subsidiary (as a percent%)	100.00%		100.00%		100.00%
Average FX rate			0.6935		0.7512	0.7512	0.6884
Closing FX rate			0.6804	0.7272	0.7272	0.7272	0.7706	0.7272